Financial Instruments and Fair Value Disclosures - Summary Contractual Maturities of Undiscounted Cash Flows (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 226,533
Long-term debt	945,975
Total	1,172,508
Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	226,533
Long-term debt	833,722
Total	1,060,255
Year 1
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	226,533
Long-term debt	44,101
Total	270,634
Years 2 - 3
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term debt	149,799
Total	149,799
Years 4 and Onwards
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term debt	639,822
Total	$ 639,822